Income Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Components Of the Income Tax Expense From Continuing Operations

The components of the income tax expense from continuing operations are:

	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Current	$9,492	$38,193
Deferred	11,842	-
Total income tax expense	$21,334	$38,193

Schedule of Reconciliations of the Statutory Income Tax Rate and the Group’s Effective Income Tax

The reconciliations of the statutory income tax rate and the Group’s effective income tax rate are as follows:

	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net loss before income tax expense from continuing operations	$(912,941)	$(3,669,056)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(228,235)	(917,264)

Effect of income tax rate differences in jurisdictions other than the PRC	159,490	339,925
Expenses not deductible for tax purpose and non-taxable income	122,386	78,028
Additional deduction of R&D expenses	(22,507)	(17,128)
Effect of preferential tax rates	(12,261)	146,351
Effect of utilization of tax loss carried forward	2,461	68,133
Effect on valuation allowance	-	340,148
Income tax expense	$21,334	$38,193

Schedule of Deferred Tax Asset and Liability

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2025 and March 31, 2026 was as follows:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Deferred tax assets:
Tax loss carry forwards	$353,649	$756,672
Other-than-temporary impairment	1,593,785	1,714,071
Credit loss allowance	32,908	75,535
Reserve for inventory	6,145	7,453
Less: valuation allowance	(1,986,487)	(2,553,731)
Deferred tax assets, net	$-	$-